THE NOTTINGHAM INVESTMENT TRUST II
________________________________________________________________________________

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND
                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND
                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND
                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND
             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND
________________________________________________________________________________

                Supplement to the Institutional Shares Prospectus
                     And Statement of Additional Information

                                 March 22, 2007


This Supplement to the Institutional Shares Prospectus ("Prospectus") and the Statement of Additional Information ("SAI"), each dated July 31, 2006, for The Brown Capital Management Balanced Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Mid-Cap Fund, The Brown Capital Management Small Company Fund, and The Brown Capital Management International Equity Fund (collectively the "Funds"), each a series of The Nottingham Investment Trust II ("Trust"), updates the Prospectus and SAI to include additional information as described below. For further information, please contact the Funds toll-free at 1-877-892-4BCM (1-877-892-4226). You may also obtain additional copies of the Funds' Prospectus and SAI, free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Funds toll-free at the number above.

The Prospectus and SAI are being revised in order to (i) reopen The Brown Capital Management Small Company Fund to new investors; (ii) reflect the addition of Stewart L. Gronek to the portfolio management team for The Brown Capital Management International Equity Fund; (iii) include a description of the Funds' investment policies for forward currency exchange contracts and the risks associated with such investments; and (iv) update information regarding the Trustees and officers of the Trust.

o The Brown Capital Management Small Company Fund is now open to new investors. On March 21, 2007, the Fund's Board of Trustees approved reopening the Fund after determining that qualifying investments are available and cash inflows would again benefit shareholders. The Fund has been closed to most new investors since August 29, 2003. Beginning immediately, new accounts may be opened in the Fund subject to the requirements and conditions for a purchase of shares described in the Prospectus.

     Any references in the Prospectus and SAI to the closure of The Brown Capital Management Small Company Fund are hereby amended to reflect that the Fund is open to new investors. Specifically, the paragraph entitled "Notice: Closure of The Brown Capital Management Small Company Fund to Most New Investors," which is found on the fund information page inside the front cover of the Prospectus, is hereby deleted in its entirety.

o The following information supplements and should be read in conjunction with the table beginning on page 27 of the Prospectus under the section entitled "Management of the Funds - The Investment Advisor" in order to reflect the addition of Stewart L. Gronek to the portfolio management team.

     The Brown Capital Management International Equity Fund will be managed primarily by a portfolio management team consisting of the following:

------------------------------- ------------------- --------------------------------------------------
           Fund(s)              Portfolio Manager                    Work Experience
------------------------------- ------------------- --------------------------------------------------
International Equity Fund       Management          The Fund is team  managed  by Martin  J.  Steinik
                                Team                and  Stewart  L.   Gronek.   Mr.   Steinik  is  a
                                                    Portfolio  Manager/Analyst and joined the Advisor
                                                    in August 2005.  Prior to this,  Mr.  Steinik was
                                                    Vice  President  and Equity  Analyst at JP Morgan
                                                    from  April 2002 to August  2005.  From July 2001
                                                    to April 2002,  Mr. Steinik was an Equity Analyst
                                                    at  Morgan  Stanley  and from May 1994 to  August
                                                    1999,   he  served  as   Research   Analyst   for
                                                    Templeton  Investment  Council.  Mr.  Gronek is a
                                                    Director/Portfolio   Manager   and   joined   the
                                                    Advisor  in  November  2006.  Prior to this,  Mr.
                                                    Gronek   was  a  Senior   Financial   Analyst  at
                                                    PetSmart Inc.  from March 2006 to November  2006.
                                                    From August 2004 to March  2006,  Mr.  Gronek was
                                                    an Equity  Analyst  at JP  Morgan.  In  addition,
                                                    prior  experience  includes  working  as a  Trust
                                                    Officer  and  Global  Accounting  Analyst  at The
                                                    Northern Trust Company and a Research  Analyst at
                                                    M.A. Weatherview & Company.
------------------------------- ------------------- --------------------------------------------------

o The following information supplements and should be read in conjunction with the section of the SAI entitled "Other Investment Policies":

     Forward Currency Exchange Contracts. With respect to the Small Company Fund and International Equity Fund, the Funds' custodian will automatically execute forward currency exchange contracts in order to facilitate the settlement of trades of portfolio securities in foreign markets. A forward currency exchange contract is a contractual obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward currency exchange contracts establish an exchange rate at a future date. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The forward currency exchange contracts are used to hedge or protect the Funds against an adverse change in foreign currency exchange rates between the trade and settlement dates of portfolio security transactions. Although forward currency exchange contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. Forward currency exchange contracts will not eliminate fluctuations in the prices of the Funds' underlying portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

o The table beginning on page 13 of the SAI under the section entitled "Management and Other Service Providers - Trustees and Officers" is being amended in its entirety and replaced to read as follows:

----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
                                                                                     Number of
                                                                                    Portfolios
                                                                                      in Fund
                         Position(s)   Length of                                      Complex
      Name, Age,          held with    Time             Principal Occupation(s)      Overseen       Other Directorships
     And Address         Fund/Trust      Served          During Past 5 Years        by Trustee        Held by Trustee
----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
                                                   Independent Trustees
----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
Jack E. Brinson, 74     Trustee,       Since 1990  Retired; previously,  President       6       Independent Trustee of the
                        Chairman                   of   Brinson   Investment   Co.               following:  Gardner  Lewis
                                                   (personal    investments)   and               Investment  Trust  for the
                                                   President       of      Brinson               three   series   of   that
                                                   Chevrolet,      Inc.      (auto               trust;    New   Providence
                                                   dealership).                                  Investment  Trust  for the
                                                                                                 one series of that  trust;
                                                                                                 Hillman Capital Management
                                                                                                 Investment  Trust  for the
                                                                                                 two series of that  trust;
                                                                                                 and   Tilson    Investment
                                                                                                 Trust  for the two  series
                                                                                                 of   that    trust    (all
                                                                                                 registered      investment
                                                                                                 companies)
----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
James H.  Speed,  Jr.,  Trustee        Since 2002  President  and CEO of NC Mutual       6       Member    of    Board   of
53                                                 Insurance  Company   (insurance               Directors   of  NC  Mutual
                                                   company)    since   May   2003;               Life Insurance Company
                                                   President  of  Speed  Financial
                                                   Group,                     Inc.
                                                   (consulting/private
                                                   investments)  from  March  2000
                                                   to April 2003.
----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
                                                    Interested Trustee*
----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
Keith A. Lee, 46        Trustee;       Trustee     Senior Vice  President of Brown       6                  None
1201 N. Calvert Street  Vice           since       Capital    Management,     Inc.
Baltimore, MD 21202     President      2002;       (advisor   of  the  Funds)  and
                        and            Vice        Vice  President  of the  Funds;
                        Principal      President   Trustee  of  the  Trust   since
                        Executive      since       June 2002.
                        Officer, the   1992;
                        Funds          Principal
                                       Executive
                                       Officer
                                       since 2002
----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
* Basis of  Interestedness:  Mr. Lee is an Interested Trustee because he is an officer of Brown Capital  Management,  Inc., the advisor of the Funds.
----------------------------------------------------------------------------------------------------------------------------
                                                      Other Officers
----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
Eddie C. Brown, 66      President,     Since 1992  President   of  Brown   Capital      n/a                 n/a
1201 N. Calvert Street  the Funds                  Management,  Inc.;  previously,
Baltimore, MD 21202                                Trustee  of the Trust from 1992
                                                   until June 2002.
----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
Richard K. Bryant, 47   Vice           Since 2006  President       of      Capital      n/a                 n/a
Post Office Box 32249   President                  Investment      Group,     Inc.
Raleigh, NC 27622                                  (distributor   of  the  Funds);
                                                   Vice   President   of   Capital
                                                   Investment    Counsel,    Inc.;
                                                   President       of      Capital
                                                   Investment   Brokerage,    Inc.
                                                   (broker/dealer    firm);    and
                                                   President  of  N.C.  Securities
                                                   Association              (trade
                                                   organization);      Previously,
                                                   Trustee  of the Trust from 1990
                                                   until  June 2002 and  September
                                                   2002 until August 2006.
----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
R. Mark Fields, 54      Vice           Since 1992  Manager  of Client  Service  at      n/a                 n/a
119 S. President        President,                 EARNEST Partners,  LLC (advisor
Street                  EARNEST                    of the EARNEST  Partners  Fixed
2nd Floor               Partners                   Income   Trust);    previously,
Jackson, MS 39201       Fixed Income               Partner  of  EARNEST  Partners,
                        Trust                      LLC.
----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
                                        3

----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
Douglas S. Folk, 46     President      Since 2004  Partner and  Portfolio  Manager      n/a                 n/a
1180 Peachtree Street   and                        of EARNEST Partners, LLC.
Suite 2300              Principal
Atlanta, GA 30309       Executive
                        Officer,
                        EARNEST
                        Partners
                        Fixed Income
                        Trust
----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
Adam W. Barnard, 29     Treasurer      Since 2007  Manager  -  Compliance/Internal      n/a                 n/a
                        and                        Audit   for   The    Nottingham
                        Assistant                  Company  (administrator  of the
                        Secretary                  Funds)  since   February  2007;
                                                   previously,  Senior  Accountant
                                                   for   The  Nottingham   Company
                                                   from      2005     to     2007;
                                                   previously,   Fund   Accountant
                                                   for   The  Nottingham   Company
                                                   from      2004    to      2005;
                                                   previously,   Fund   Accountant
                                                   for BISYS  Fund  Services (fund
                                                   administrator).
----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
A. Vason Hamrick, 30    Secretary      Since 2007  Corporate    Counsel   to   The      n/a                 n/a
                        and                        Nottingham Company since 2004.
                        Assistant
                        Treasurer
----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
Julian G. Winters, 38   Chief          Since 2004  Chief  Compliance   Officer  to      n/a                 n/a
                        Compliance                 the Trust since 2004;  Managing
                        Officer                    Member of Watermark  Solutions,
                                                   LLC (investment  compliance and
                                                   consulting)    since   February
                                                   2007;     previously,      Vice
                                                   President     of     Compliance
                                                   Administration      of      The
                                                   Nottingham Company.
----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------

o The table beginning on page 15 of the SAI under the section entitled "Management and Other Service Providers - Trustees and Officers - Beneficial Equity Ownership Information" is being amended in its entirety and replaced to read as follows:

     Beneficial Equity Ownership Information. The table below shows for each Trustee the amount of each Fund's equity securities beneficially owned by such Trustee and the aggregate value of all investments in equity securities of the Trust complex as of a valuation date of December 31, 2006. The values are stated using the following ranges: A = none; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over
     $100,000.

-------------------- ---------------------- --------------- -----------------------------
                                                              Aggregate Dollar Range of
                                                              Equity Securities in All
                                             Dollar Range      Funds Overseen or to be
                                              of Equity        Overseen by Trustee in
                                            Securities in       Family of Investment
  Name of Trustee            Funds             the Fund              Companies*
-------------------- ---------------------- --------------- -----------------------------
                                  Independent Trustees
-------------------- ---------------------- --------------- -----------------------------
Jack E. Brinson      Equity Fund                  A
-------------------- ---------------------- --------------- -----------------------------
                     Balanced Fund                A
-------------------- ---------------------- --------------- -----------------------------
                     Small Company Fund           A
-------------------- ---------------------- --------------- -----------------------------
                     International Equity
                     Fund                         A
-------------------- ---------------------- --------------- -----------------------------
                     Mid-Cap Fund                 A
-------------------- ---------------------- --------------- -----------------------------
                                                                         A
-------------------- ---------------------- --------------- -----------------------------

                                       4

-------------------- ---------------------- --------------- -----------------------------
James H. Speed, Jr.  Equity Fund                  A
-------------------- ---------------------- --------------- -----------------------------
                     Balanced Fund                A
-------------------- ---------------------- --------------- -----------------------------
                     Small Company Fund           A
-------------------- ---------------------- --------------- -----------------------------
                     International Equity
                     Fund                         A
-------------------- ---------------------- --------------- -----------------------------
                     Mid-Cap Fund                 A
-------------------- ---------------------- --------------- -----------------------------
                                                                         A
-------------------- ---------------------- --------------- -----------------------------
                                   Interested Trustee
-------------------- ---------------------- --------------- -----------------------------
Keith A. Lee         Equity Fund                  A
-------------------- ---------------------- --------------- -----------------------------
                     Balanced Fund                E
-------------------- ---------------------- --------------- -----------------------------
                     Small Company Fund           C
-------------------- ---------------------- --------------- -----------------------------
                     International Equity
                     Fund                         C
-------------------- ---------------------- --------------- -----------------------------
                     Mid-Cap Fund                 A
-------------------- ---------------------- --------------- -----------------------------
                                                                         E
-------------------- ---------------------- --------------- -----------------------------

* Includes all the funds of the Trust.

o The paragraph and table on page 16 of the SAI under the section entitled "Management and Other Service Providers - Trustees and Officers - Compensation" is being amended in its entirety and replaced to read as follows:

     Compensation. Officers of the Trust, except the Chief Compliance Officer, and Trustees who are interested persons of the Trust will receive no salary or fees from the Trust. Each Trustee who is not an "interested person" of the Trust receives a fee of $2,000 each year plus $250 per series of the Trust per meeting attended in person and $100 per series of the Trust per meeting attended by telephone. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The following compensation table for the Trustees is based on figures for the fiscal year ended March 31, 2006. Each of the Trustees currently serves as a Trustee to the six funds of the Trust, including each of the Funds.

--------------------------------------- ------------------ ------------------ ------------------ -------------------
                                                              Pension or                              Total
                                                              Retirement                         Compensation from
                                            Aggregate       Benefits Accrued   Estimated Annual      the Funds
                                          Compensation      As Part of Fund     Benefits Upon        and Trust
       Name of Person, Position          from each Fund        Expenses          Retirement       Paid to Trustees
--------------------------------------- ------------------ ------------------ ------------------ -------------------
Jack E. Brinson, Independent Trustee         $1,183              None               None               $7,200
--------------------------------------- ------------------ ------------------ ------------------ -------------------
James H. Speed, Jr., Independent             $1,283              None               None               $7,800
Trustee
--------------------------------------- ------------------ ------------------ ------------------ -------------------
J. Buckley Strandberg, Independent           $1,283              None               None               $7,800
Trustee*
--------------------------------------- ------------------ ------------------ ------------------ -------------------
Richard K. Bryant, Trustee*                   None               None               None                None
--------------------------------------- ------------------ ------------------ ------------------ -------------------
Keith A. Lee, Trustee                         None               None               None                None
--------------------------------------- ------------------ ------------------ ------------------ -------------------

  * Resigned effective August 15, 2006.

o The following information supplements and should be read in conjunction with the table on page 22 of the SAI under the section entitled "Management and Other Service Providers - Investment Advisor and Other Service Providers - Investment Advisor - Ownership of Fund Shares by Portfolio
     Managers" in order to reflect the addition of Stewart L. Gronek to the portfolio management team for The Brown Capital Management International Equity Fund.

o The following table shows the amount of equity securities in The Brown Capital Management International Equity Fund beneficially owned by Mr. Gronek as of December 31, 2006 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E =
     $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000:

   ------------------------------------- ----------------------------------
         Name of Portfolio Manager             Dollar Range of Equity
                                              Securities in the Fund
   ------------------------------------- ----------------------------------
            Stewart L. Gronek                            C
   ------------------------------------- ----------------------------------

o The following information supplements and should be read in conjunction with the table on page 23 of the SAI under the section entitled "Management and Other Service Providers - Investment Advisor and Other Service Providers - Investment Advisor - Other Accounts Managed by Portfolio
     Managers" in order to reflect the addition of Stewart L. Gronek to the portfolio management team.

     The portfolio management team is responsible for the day-to-day management of certain accounts other than The Brown Capital Management International Equity Fund. The following table shows the number of, and total assets in, such other accounts as of December 31, 2006:

----------------------------- -------------------------------- -------------------------------- -------------------------------
                                   Registered Investment            Other Pooled Investment
                                        Companies                          Vehicles                        Other Accounts
                                        ---------                          --------                        --------------
      Portfolio                   Number of                       Number of                       Number of
   Management Team                Accounts        Total Assets     Accounts     Total Assets       Accounts     Total Assets**
----------------------------- ---------------- --------------- --------------- ---------------- --------------- ---------------
International Equity Fund*           0               $0              0               $0               2            $100.4
-------------------------
  Martin J. Steinik
  Stewart L. Gronek
----------------------------- ---------------- --------------- --------------- ---------------- --------------- ---------------
Accounts where advisory fee          0               $0              0               $0               1            $91.8
is based upon account
performance
----------------------------- ---------------- --------------- --------------- ---------------- --------------- ---------------

* The information listed regarding the portfolio management teams applies jointly to all the portfolio managers on the team.
** In millions of dollars.














          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------

                                       6